Accounting policies	6 Months Ended
Jun. 30, 2024
Selected critical accounting policies [abstract]
Disclosure of material accounting policy information [text block]
2. Accounting policies
The Company’s accounting policies are set out in Note 1 to the Consolidated Financial Statements in the 2023 Annual Report and conform with IFRS Accounting Standards as issued by the International Accounting Standards Board.
The preparation of financial statements requires management to make certain estimates and assumptions, either at the balance sheet date or during the period, which affect the reported amounts of revenues, expenses, assets, liabilities and contingent amounts.
Estimates are based on historical experience and other assumptions that are considered reasonable under the given circumstances and are regularly monitored. Actual outcomes and results could differ from those estimates and assumptions. Revisions to estimates are recognized in the period in which the estimate is revised.
As disclosed in the 2023 Annual Report, goodwill, and acquired In-Process Research & Development projects are reviewed for impairment at least annually and these, as well as all other investments in intangible assets, are reviewed for impairment whenever an event or decision occurs that raises concern about their balance sheet carrying value. The amount of goodwill and other intangible assets on the Company’s consolidated balance sheet has risen significantly in recent years, primarily from acquisitions. Impairment testing may lead to potentially significant impairment charges in the future that could have a materially adverse impact on the Company’s results of operations and financial condition.
The Company’s activities are not subject to significant seasonal fluctuations.
Status of adoption of significant new or amended IFRS standards or interpretations
No new IFRS Accounting Standards were adopted by the Company in 2024. In addition, new IFRS Accounting Standards amendments or interpretations that became effective in 2024 did not have a material impact on the Company’s consolidated financial statements.
Based on the Company’s assessment, there are no IFRS Accounting Standards, amendments or interpretations not yet effective in 2024 that would be expected to have a material impact on the Company’s consolidated financial statements.
In the second quarter of 2024, the following new IFRS Accounting Standard, which is not yet effective, was issued by the International Accounting Standards Board:
IFRS 18 Presentation and Disclosures in Financial Statements
IFRS 18 Presentation and Disclosure in Financial Statements was issued by the International Accounting Standards Board in April 2024. IFRS 18 is effective on January 1, 2027, and is required to be applied retrospectively to comparative periods presented, with early adoption permitted. IFRS 18, upon adoption replaces IAS Standards 1 - Presentation of Financial Statements.
IFRS 18 sets out new requirements focused on improving financial reporting by:
• requiring additional defined structure to the statement of profit or loss (i.e. consolidated statement of income), to reduce diversity in the reporting, by requiring five categories (operating, investing, financing, income taxes and discontinued operations) and defined subtotals and totals (operating income, income before financing, income taxes and net income),
• requiring disclosures in the notes to the financial statements about management-defined performance measures (i.e. non-IFRS measures), and
• adding new principles for aggregation and disaggregation of information in the primary financial statements and notes.
IFRS 18 will not impact the recognition or measurement of items in the financial statements, but it might change what an entity reports as its ‘operating profit or loss’, due to the classification of certain income and expense items between the five categories of the consolidated income statement. It might also change what an entity reports as operating activities, investing activities and financing activities within the statement of cash flows, due to the change in classification of certain cash flow items between these three categories of the cash flows statement. Novartis is currently assessing the impact of adopting IFRS 18.